Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 16, 2017
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 16, 2017
Prospectus Date	rr_ProspectusDate	Mar. 16, 2017
Boyd Watterson Limited Duration Enhanced Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND – FUND SUMMARY
Supplement [Text Block]	nlft_SupplementTextBlock

Boyd Watterson Limited Duration

Enhanced Income Fund

Class	I	BWDIX

(a series of Northern Lights Fund Trust III)

Supplement dated March 16, 2017 to the Prospectus dated July 29, 2016

Effective March 13, 2017, the adviser has contractually agreed to reduce the expense limit for Class I Shares from 0.65% to 0.55%. Certain information in the Prospectus has been replaced as described below.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund:

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses (1)	0.20%
Acquired Fund Fees and Expenses (1) (2)	0.02%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver (3)	(0.05)%(4)
Total Annual Fund Operating Expenses After Fee Waiver	0.57%(4)

(1)	Based on estimated amounts for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
(3)	The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 0.75%, 1.65%, 0.65%, 0.75%, 0.55%, and 0.40% of average daily net assets attributable to Class A, Class C, Class R, Investor Class, Class I, and Class I2, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. These agreements may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.
(4)	Restated to reflect current contractual expense limits.

The disclosure for Class I Shares under the section entitled “Example” on page 1 of the Prospectus has been replaced with the following:

Class	1 Year	3 Years
I	$58	$193

You should read this Supplement in conjunction with the Prospectus dated July 29, 2016. This document provides information that you should know about the Fund before investing and has been filed with the Securities and Exchange Commission. This document is available upon request and without charge by calling the Fund toll-free at 1-877-345-9597.

Please retain this Supplement for future reference.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Boyd Watterson Limited Duration Enhanced Income Fund (the “Fund”) seeks (i) income generation as a principal objective and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	(ii) capital preservation and total return as secondary objectives.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests a majority of its assets in investments in domestic, and U.S. dollar denominated foreign, income-producing securities. These securities are (i) below investment-grade (also known as “junk” bonds) and investment grade fixed income securities, bank loans, and U.S. government securities, and (ii) equity securities (preferred securities and hybrid corporate securities). The Fund may make these investments directly or, from time to time, indirectly through exchange traded funds (“ETFs”), which include inverse ETFs, and through closed end funds. The fixed income securities in which the Fund invests have a typical targeted duration range of 1.5 years to 4.5 years.

The Fund’s investment strategy seeks to capitalize on inefficiencies in the public trading markets for fixed-income securities and bank loans using the proprietary methodology of Boyd Watterson Asset Management, LLC, the Fund’s investment adviser (the “Adviser”), described below.

Industry Allocation and Security Selection

The Adviser employs a disciplined and balanced approach that combines top-down and bottom-up analysis to determine industry allocations and security selection. Top-down analysis is a method of analysis that involves looking at the industry in which a company operates or at the economy as a whole first, and then analyzing duration, sector and industry allocations. Bottom-up analysis is a method of analysis that focuses on the analysis of individual companies rather than on the industry in which that company operates or on the economy as a whole. Furthermore, the Adviser uses fundamental research to inform industry allocation and security selection decisions by assessing factors affecting the eligible securities’ and industries’ value and momentum as well as fundamental factors (i.e., forecasted cash flow and credit quality outlook, the effect of economic cyclicality, and overall management quality). The industries in which the Fund may invest are the sixty-seven industries included in the Global Industry Classifications Standards (GICS).

Sector Allocation

The Adviser uses a combination of top-down and bottom-up analysis to determine sector allocation. The Adviser assesses the relative value of the securities across the eligible sectors informed by an assessment of factors affecting each eligible sector’s value and momentum as well as fundamental factors (i.e., overall market conditions, business and credit cycle conditions, economic growth and inflation forecasts, government policy actions, and historical yield and return volatility versus forecasts). The Fund may invest in all bond market sectors except non-USD-denominated securities.

Tactical Trading Opportunities

The Fund seeks to capitalize on market volatility that is due to short-term causes in the marketplace. The Adviser quickly makes assessments of fundamentals, valuations and momentum to accommodate the short-term event, portfolio action and subsequent resolution. These opportunities take the form of incremental adjustments to security-specific weightings and sector allocations.

In addition the Fund seeks to take advantage of new issue trading and special situations:

• New Issues Trading. Typically new issues of fixed income securities are priced cheaply relative to the market to facilitate placement. Thereafter, the prices often tighten in the secondary market. The price for a lesser known issuer can be significantly cheaper relative to the market. The Fund may acquire new issues of a less liquid issuer in an industry that is less closely followed since the issuer may have to provide additional yield to attract buyers.

• Special Situations. Special trading opportunities arise as companies restructure, are acquired or go through other changes that can be analyzed and exploited. Such situations may offer a profit potential of several points due to tenders or make-whole calls that may come about because of an issuer’s desire to remove restrictive covenants in its bonds.

Duration Management

The Fund seeks to maintain a limited duration in order to reduce the impact of rising interest rates on its total return. The Fund considers both duration and effective duration in determining the duration of the fixed income securities in which it invests. Duration is a measurement of how long, in years, it takes for the price of a bond to be repaid by its internal cash flows. The longer a bond’s duration, the greater impact rising interest rates have on the bond’s returns and volatility. Effective duration is a duration calculation for bonds with embedded options (meaning they have a feature that allows the bond to be called earlier than its stated duration) where the approximate percentage change in a bond’s price given a 100 bps change in interest rates is measured. Effective duration takes into account that expected cash flows will fluctuate as interest rates change. The duration decision for the Fund is based on optimizing the positioning of the portfolio across the credit curve. The decision is dependent, in part, on the economic outlook of the market as determined by the Adviser.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests a majority of its assets in investments in domestic, and U.S. dollar denominated foreign, income-producing securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Allocation Risk. The risk that if the Fund’s strategy for allocating assets among different assets classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

• Bank Loans Risk. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis (in some cases, longer than 7 days), potentially leading to the sale proceeds of such loans not being available to meet redemptions for a substantial period of time after the sale of the bank loans. The Fund may need a line of credit in order to meet redemptions during these periods, which may increase the Fund’s expenses. Certain bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.

• Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

• Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Foreign Securities Risk: Because the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

• Hybrid Corporate Securities Risk: The interest rate on hybrid corporate securities can fluctuate from fixed to floating rate, which creates uncertainty regarding the interest rate that maybe received.

• Investment Companies Risk. When the Fund invests in other investment companies (such as ETFs and closed end funds), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment companies.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Junk Bonds Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

• Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Management Risk. The Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

• Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I2 shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although the Fund’s other share classes would have similar annual returns to Class I2 shares because the classes are invested in the same portfolio of securities, the returns for the Fund’s other share classes would be different from Class I2 shares because the Fund’s other share classes have different expenses than Class I2 shares. Performance information for the Fund’s other share classes will be included after the share classes have been in operation for one complete calendar year. The Fund acquired all of the assets and liabilities of the Boyd Watterson Limited Duration Mid-Grade Fund, LLC (the “Predecessor Fund”) in a tax-free reorganization on [ ], 2016. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I2 shares of the Fund. The performance information set forth below includes the historical performance of the Predecessor Fund. Updated performance information is available at no cost by visiting www.boydwattersonfunds.com or by calling 1-877-345-9597.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-345-9597
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.boydwattersonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I2 Performance Bar Chart For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales loads and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	1.40%	03/31/15
Worst Quarter:	(0.28)%	9/30/15
		The Fund’s year-to-date return as of March 31, 2016, was 2.35%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.28%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Boyd Watterson Limited Duration Enhanced Income Fund | Barclays Capital U.S. 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
Boyd Watterson Limited Duration Enhanced Income Fund | Barclays Capital U.S. 1-5 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Boyd Watterson Limited Duration Enhanced Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 525
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 715
Boyd Watterson Limited Duration Enhanced Income Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 511
Boyd Watterson Limited Duration Enhanced Income Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 193
Boyd Watterson Limited Duration Enhanced Income Fund | Class I2 Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWDTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 195
Annual Return 2014	rr_AnnualReturn2014	1.72%
Annual Return 2015	rr_AnnualReturn2015	2.01%
1 Year	rr_AverageAnnualReturnYear01	2.01%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2013
Boyd Watterson Limited Duration Enhanced Income Fund | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWDRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 293
Boyd Watterson Limited Duration Enhanced Income Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BWDLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 278

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
[3]	The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 0.75%, 1.65%, 0.65%, 0.75%, 0.55%, and 0.40% of average daily net assets attributable to Class A, Class C, Class R, Investor Class, Class I, and Class I2, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or within the expense limits in place at the time of recoupment, whichever is lower. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Adviser.
[4]	Restated to reflect current contractual expense limits.
[5]	As a result of the different tax treatment of the Predecessor Fund, we are unable to calculate after-tax returns for the Predecessor Fund. The Predecessor Fund did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes, and it did not pay dividends and distributions. As the Fund acquired all of the assets and liabilities of the Predecessor Fund on [ ], 2016 the Fund does not yet have a full calendar year of after tax performance to show. Therefore, after-tax returns for the Fund are not shown, but will be once a full calendar year of performance is available.
[6]	Since June 30, 2013.